SCHEDULE OF INVENTORY IMPAIRMENT PROVISIONS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Events Subsequent To Date
Balance at the beginning of the period	$ 212,638	$ 551,925	$ 268,260	$ 798,046	$ 798,046
Addition	(49,620)		49,929	86,073	163,037	1,326,355
Deletion	(37,200)	(234,841)	(93,131)	(506,387)	(692,823)	(528,309)
Balance at the end of the period	$ 225,058	$ 377,732	$ 225,058	$ 377,732	$ 268,260	$ 798,046